SUBSEQUENT EVENTS (Details) R$ / shares in Units, R$ in Thousands	Feb. 14, 2020 BRL (R$) R$ / shares	Feb. 07, 2020 BRL (R$) item	Feb. 03, 2020 BRL (R$)
Infringement notice from the Brazilian Federal Revenue Service ("RFB") against the Company
SUBSEQUENT EVENTS
Amount of insufficient payment of income tax at source on capital gain | R$			R$ 983,487
Sale of the Company's towers
SUBSEQUENT EVENTS
Number of structures sold | item		1,909
Sale consideration | R$		R$ 641,000
Interest on equity
SUBSEQUENT EVENTS
Gross interest on equity | R$	R$ 270,000
Net interest on equity | R$	R$ 229,500
Interest on equity | Common shares
SUBSEQUENT EVENTS
Gross interest on equity, per share | R$ / shares	R$ 0.14994770568
Net interest on equity, per share | R$ / shares	0.12745554978
Interest on equity | Preferred shares
SUBSEQUENT EVENTS
Gross interest on equity, per share | R$ / shares	0.16494247643
Net interest on equity, per share | R$ / shares	R$ 0.14020110480